Label	Element	Value
First Investors Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 183 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-56 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangements for Class A, Advisor Class and Institutional Class shares through January 31, 2017).  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans and/or bonds.  Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders, which have interest rates that reset periodically (annually or more frequently), generally based on a common interest rate index or another base rate.  In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings.

The Fund will normally invest the majority of its assets in U.S. dollar denominated senior secured floating rate loans and/or bonds.  A senior floating rate loan typically has priority with respect to payment (to the extent assets are available) in the event of bankruptcy.  The Fund generally will acquire floating rate loans as assignments from lenders.

The Fund may invest in floating rate loans and/or bonds of any maturity or credit quality, but typically will invest in short duration, below investment grade floating rate loans and/or bonds (commonly referred to as “high-yield” or “junk” bonds) that the subadviser believes have attractive risk/reward characteristics and which are issued by U.S. corporations and/or foreign corporations in U.S. dollars.

The subadviser generally attempts to reduce the impact on the Fund from changing interest rates by investing in securities with shorter durations.  Duration is a measurement of a loan’s or bond’s sensitivity to changes in interest rates.  In general, the longer the duration of loans and/or bonds, the greater the likelihood that an increase in interest rates would cause a decline in the price of the Fund’s shares.  The subadviser believes that the Fund’s short duration approach potentially reduces the risk to the portfolio if interest rates should rise.

The Fund generally invests in below investment grade securities that are rated from BB+ to B- by Standard & Poor’s Ratings Services, Ba1 through B3 by Moody’s Investors Service, Inc., or which are deemed to be of equivalent credit quality by the subadviser.  The Fund will primarily invest in high yield floating rate loans and/or bonds, and may invest, to a lesser degree, in fixed-rate bonds.

Although the subadviser will consider ratings assigned by ratings agencies in selecting floating rate loans and/or bonds, it relies principally on its own research and investment analysis.  The subadviser selects a loan and/or bond based on a rigorous bottom-up evaluation of each company and each loan or security in the Fund’s portfolio.  The subadviser considers both company-specific quantitative and qualitative factors including: a company’s managerial strength and commitment to debt repayment; anticipated cash flow; debt maturity schedules; borrowing requirements; use of borrowing proceeds; asset coverage; earnings prospects; impacting legislation, regulation, or litigation; and the strength and depth of the protections afforded the lender through the documentation governing the bank loan or bond issuance.

The Fund may sell a holding when it meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations.  The portfolio managers may also decide to continue to hold a loan or bond (or related securities) after a default.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  The Fund is intended for investors who:

■       Are seeking an investment that offers a high level of current income,

■       Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates and the economy,

■       Are willing to accept possible loss of principal and accept a high degree of credit risk and market volatility, and

■       Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Credit Risk.  This is the risk that a debt issuer may become unable to pay interest or principal when due.  The prices of debt securities are affected by the credit  quality of the issuer.

Floating Rate Loan Risk.  The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate.  It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the Fund’s ability to timely honor redemptions.  In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value. The Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws.  Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries. If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In addition, high yield floating rate loans usually are more credit sensitive.  Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Fund, therefore, may not be entitled to rely on the anti-fraud provisions of the federal securities laws.

Foreign Loan Risk.  A loan and/or bond issued by a foreign corporation or its subsidiary may be subject to risks associated with certain regulatory, economic and political conditions of the issuer’s foreign country and, in event of default, it may be difficult for the Fund to pursue its rights against the issuer in that country’s courts.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  As of the date of this prospectus, interest rates are near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates.  Floating rate loans and bonds generally are less sensitive than fixed-rate instruments to interest rate changes, but they could remain sensitive over the short-term to interest rate changes.  The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity Risk.  The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid.  Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently.  Assignments of bank loans and bonds also may be less liquid at times because of potential delays in the settlement process or restrictions on resale.

Market Risk.  The floating rate loan, high yield loan and bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Sector Risk.  Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.

Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for the 1-year and Life of Class periods compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.forestersfinancial.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.forestersfinancial.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Year Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 1.49% (for the quarter ended March 31, 2015) and the lowest quarterly return was -1.51% (for the quarter ended December 31, 2014).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.51%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2015
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

First Investors Floating Rate Fund | J.P. Morgan BB/B Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.22%
Life of Class (If less than 5 yrs)*	rr_AverageAnnualReturnSinceInception	1.95%	[1]
First Investors Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	951
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,065
Annual Return 2014	rr_AnnualReturn2014	(0.92%)
Annual Return 2015	rr_AnnualReturn2015	0.36%
1 Year	rr_AverageAnnualReturnYear01	(5.42%)
Life of Class (If less than 5 yrs)*	rr_AverageAnnualReturnSinceInception	(2.67%)	[1]
First Investors Floating Rate Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.63%)
Life of Class (If less than 5 yrs)*	rr_AverageAnnualReturnSinceInception	(3.82%)	[1]
First Investors Floating Rate Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.06%)
Life of Class (If less than 5 yrs)*	rr_AverageAnnualReturnSinceInception	(2.71%)	[1]
First Investors Floating Rate Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	556
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
1 Year	rr_AverageAnnualReturnYear01	0.62%
Life of Class (If less than 5 yrs)*	rr_AverageAnnualReturnSinceInception	0.27%	[1]
First Investors Floating Rate Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	267
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	479
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,089
1 Year	rr_AverageAnnualReturnYear01	0.83%
Life of Class (If less than 5 yrs)*	rr_AverageAnnualReturnSinceInception	0.40%	[1]

[1]	The average annual total returns shown are for the period since the Fund's commencement on 10/21/13.
[2]	A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
[3]	The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2017, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.10% for Class A, 0.90% for Advisor Class and 0.70% for Institutional Class shares. The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund's Class A, Advisor Class or Institutional Class shares to exceed the applicable expense ratio in place at the time expenses were waived or assumed. The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2017, only with the approval of the Fund's Board of Trustees.